SCUDDER
                                                                 INVESTMENTS(SM)
                                                                     [LOGO]


Scudder Large Company Growth Fund

Supplement to Prospectus of October 1, 2000

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Scudder Large Company Growth Fund currently offers three classes of shares to provide investors with different purchase options: Class AARP shares, Class S shares and Class R shares. Class AARP shares and Class S shares are described in the prospectus; Class R shares are described in this supplement. Effective on or about December 29, 2000, the Class R shares will be renamed Class A shares. Class A shares will be sold subject to an initial sales charge or, in certain instances, a contingent deferred sales charge and will be made available to a broader group of investors. The investors currently permitted to purchase Class R shares will not be subject to the sales charge of the Class A shares.
Class R shares are designed for participants of certain employer-sponsored retirement plans. Class R shares currently are also available for purchase through certain financial intermediaries as well as third-party providers and other entities. Share certificates are not available for Class R shares.

The following information supplements each section of the prospectus as indicated:

The Fund's Track Record

As Class R shares do not have a full calendar year of performance, no past performance data is provided. However, the chart and table on page 8 of the prospectus show how the returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. Although Class S shares are not offered in this supplement, their annual returns would differ only to the extent that the classes have different expenses.

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How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

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Fee Table
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Shareholder Fees (paid directly from your investment)                None
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Annual Operating Expenses (deducted from fund assets)
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Management Fee                                                       0.70%
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Service (12b-1) Fee*                                                 0.25%
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Other Expenses**                                                     0.33%
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Total Annual Operating Expenses***                                   1.28%
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*        Payment for administrative services.

**       Includes a fixed rate administrative fee of 0.33%.

*** Scudder Kemper has agreed to cap operating expenses of the class at 1.25% until 4/1/2001.

The fees and expenses for Class R shares of the fund are being restated to reflect the implementation of the 0.33% fixed rate administrative fee which is expected to become effective on or about December 29, 2000.


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Expense Example
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Based on the costs above, this example helps you compare the expenses of the fund's Class R shares to those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

       1 Year             3 Years            5 Years             10 Years
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        $130                $406               $702               $1,545
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Understanding Distributions and Taxes

Dividends and other distributions that total $10 or less are automatically reinvested in shares of the same fund unless you request otherwise.

Financial Highlights

Scudder Large Company Growth Fund -- Class R Shares

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                                                                       2000(b)
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Net asset value, beginning of period                                  $33.27
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Income (loss) from investment operations:
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  Net investment income (loss) (a)                                      (.29)
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  Net realized and unrealized gain (loss) on investment transactions    9.98
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  Total from investment operations                                      9.69
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Less distributions from:
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  Net investment income                                                   --
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  Net realized gains on investment transactions                         (.59)
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  Total distributions                                                   (.59)
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Net asset value, end of period                                        $42.37
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Total Return (%)                                                       29.22**
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Ratios to Average Net Assets and Supplemental Data
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Net assets, end of period ($ millions)                                    58
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Ratio of expenses before expense reductions (%)                         1.43(c)*
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Ratio of expenses after expense reductions (%)                          1.42(c)*
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Ratio of net investment income (loss) (%)                               (.74)*
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Portfolio turnover rate (%)                                               56*
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(a)      Based on monthly average shares outstanding during the period.

(b) For the period August 2, 1999 (commencement of Class R shares) to July 31, 2000.

(c) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.37% and 1.37%, respectively.

*        Annualized

**       Not annualized


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How to Buy Shares

To open an account

Class R shares are available only through employer-sponsored retirement plans. Please consult your plan administrator or plan representative for more information on how to purchase shares.

To buy additional shares

Please consult your plan administrator or plan representative for more information on how to purchase shares.

How to Exchange or Sell Shares

To exchange shares

Shareholders of Class R shares may exchange their Class R shares only for shares of funds authorized for exchange by their plan. Please consult your plan administrator or plan representative for more information. To sell shares Please consult your plan administrator or plan representative for information.





December 18, 2000

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